Total Equity - Common stock - narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Total Equity
Reduction of issued capital purchases for cancellation		$ 1,815.7	$ 273.6
Subordinate voting shares
Total Equity
Purchases for cancellation (in shares)		1,346,953	364,723
Cost of shares purchased for cancellation		$ 1,588.4	$ 273.6
Treasury shares acquired (in shares)	207,974	207,974	110,528
Value of treasury shares purchased	$ 240.4		$ 89.6
Treasury shares reissued (in shares)		220,145	153,194
Treasury shares reissued cost		$ 108.3	$ 74.2
Award vesting period		5 years
Compensation expense		$ 164.9	147.0
Subordinate voting shares | Prem Watsa
Total Equity
Purchases for cancellation (in shares)		275,000
Cost of shares purchased for cancellation		$ 304.3
Retained earnings
Total Equity
Reduction of issued capital purchases for cancellation		$ 1,254.7	$ 183.2